Equity - Schedule of Changes in Stock Options (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Changes in Stock Options [Line Items]
Balance, beginning of period, Number outstanding	479,000	479,000
Balance, beginning of period, Weighted average exercise price	$ 0.5	$ 0.5
Number outstanding, Exercised	479,000
Weighted average exercise price, Exercised	$ 0.5
Balance, end of period, Number outstanding		479,000
Balance, end of period, Weighted average exercise price		$ 0.5